Distribution Date:	04/17/24	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Brian Hanson	(202) 715-9500	bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	15		Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	16		2 Embarcadero Center , 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61763KAW4	1.313000%	48,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61763KAX2	2.979000%	89,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61763KAY0	3.654000%	86,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61763KAZ7	3.773000%	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61763KBA1	4.051000%	321,231,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61763KBC7	4.255000%	52,638,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.13%
B	61763KBD5	4.565000%	80,982,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.63%
C	61763KBF0	5.043522%	44,540,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	13.50%
D	61763KAE4	5.043522%	64,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	7.50%
E	61763KAG9	5.043522%	13,497,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	6.25%
F	61763KAJ3	4.000000%	10,797,000.00	4,187,719.40	4,187,719.40	13,959.06	0.00	0.00	4,201,678.46	0.00	0.00%	5.25%
G	61763KAL8	4.000000%	10,798,000.00	10,798,000.00	10,798,000.00	35,993.33	0.00	0.00	10,833,993.33	0.00	0.00%	4.25%
H	61763KAN4	4.000000%	18,896,000.00	18,896,000.00	18,896,000.00	62,986.67	0.00	0.00	18,958,986.67	0.00	0.00%	2.50%
J	61763KAQ7	4.000000%	26,994,197.00	26,761,542.69	19,076,045.43	198,444.53	0.00	3,315.21	19,274,489.96	7,682,182.05	0.00%	0.00%
V	61763KAS3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61763KAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,079,759,199.00	60,643,262.09	52,957,764.83	311,383.59	0.00	3,315.21	53,269,148.42	7,682,182.05

X-A	61763KBB9	5.043522%	808,469,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61763KAA2	5.043522%	80,982,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	61763KAC8	1.043522%	67,485,197.00	60,643,262.09	0.00	52,735.49	0.00	0.00	52,735.49	7,682,182.05
Notional SubTotal			956,936,197.00	60,643,262.09	0.00	52,735.49	0.00	0.00	52,735.49	7,682,182.05

Deal Distribution Total					52,957,764.83	364,119.08	0.00	3,315.21	53,321,883.91

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61763KAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61763KAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61763KAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61763KAZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61763KBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61763KBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61763KBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	61763KBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	61763KAE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
E	61763KAG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
F	61763KAJ3	387.85953506	387.85953506	1.29286468	0.00000000	0.00000000	0.00000000	0.00000000	389.15239974	0.00000000
G	61763KAL8	1,000.00000000	1,000.00000000	3.33333302	0.00000000	0.00000000	0.00000000	0.00000000	1,003.33333302	0.00000000
H	61763KAN4	1,000.00000000	1,000.00000000	3.33333351	0.00000000	0.00000000	0.00000000	0.00000000	1,003.33333351	0.00000000
J	61763KAQ7	991.38132133	706.67208326	7.35137741	(0.01151951)	0.00000000	0.00000000	0.12281195	714.02346067	284.58642611
V	61763KAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61763KAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61763KBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61763KAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	61763KAC8	898.61576740	0.00000000	0.78143789	0.00000000	0.00000000	0.00000000	0.00000000	0.78143789	113.83506890

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	03/01/24 - 03/30/24	30	0.00	52,735.49	0.00	52,735.49	0.00	0.00	0.00	52,735.49	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	03/01/24 - 03/30/24	30	0.00	13,959.06	0.00	13,959.06	0.00	0.00	0.00	13,959.06	0.00
G	03/01/24 - 03/30/24	30	0.00	35,993.33	0.00	35,993.33	0.00	0.00	0.00	35,993.33	0.00
H	03/01/24 - 03/30/24	30	0.00	62,986.67	0.00	62,986.67	0.00	0.00	0.00	62,986.67	0.00
J	03/01/24 - 03/30/24	30	310.96	89,205.14	0.00	89,205.14	(310.96)	108,152.92	0.00	198,444.53	0.00
Totals			310.96	254,879.69	0.00	254,879.69	(310.96)	108,152.92	0.00	364,119.08	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61763KBC7	N/A	52,638,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61763KBD5	N/A	80,982,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61763KBF0	N/A	44,540,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			178,160,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PST	61763KBE3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	53,321,883.91	Beginning Reserve Account Balance	108,928.43
		Reserve Account Deposit	0.00
		Reserve Account Withdrawal	108,928.43
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	256,209.23	Master Servicing Fee	1,044.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	169.19
Interest Adjustments	0.00	Trustee Fee	24.54
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	26.11
ARD Interest	0.00	Trust Advisor Fee	65.28
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	256,209.23	Total Fees	1,329.54

Principal		Expenses/Reimbursements
Scheduled Principal	52,961,080.04	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	1,336.35
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	1,667.90
Total Principal Collected	52,961,080.04	Total Expenses/Reimbursements	3,004.25

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	364,119.08
Borrower Option Extension Fees	0.00	Principal Distribution	52,957,764.83
Gain on Sale / Excess Liquidation Proceeds	108,928.43	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	108,928.43	Total Payments to Certificateholders and Others	53,321,883.91
Total Funds Collected	53,326,217.70	Total Funds Distributed	53,326,217.70

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	60,643,262.09	60,643,262.09	Beginning Certificate Balance	60,643,262.09
(-) Scheduled Principal Collections	52,961,080.04	52,961,080.04	(-) Principal Distributions	52,957,764.83
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	3,315.21
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	7,682,182.05	7,682,182.05	Certificate Other Adjustments**	3,315.21
Beginning Actual Collateral Balance	60,721,728.93	60,721,728.93	Ending Certificate Balance	7,682,182.05
Ending Actual Collateral Balance	7,776,641.69	7,776,641.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	2	7,682,182.05	100.00%	(1)	4.9909	1.455668	1.30 or less	1	3,490,684.40	45.44%	(1)	4.9200	(0.001500)
10,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 - 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 - 1.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 - 1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 - 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 - 1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 - 1.90	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 - 2.00	0	0.00	0.00%	0	0.0000	0.000000
80,000,001or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 - 2.10	0	0.00	0.00%	0	0.0000	0.000000
Totals	2	7,682,182.05	100.00%	(1)	4.9909	1.455668	2.11 - 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 - 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 - 2.90	1	4,191,497.65	54.56%	(1)	5.0500	2.669200
							2.91 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	2	7,682,182.05	100.00%	(1)	4.9909	1.455668
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Indiana	1	3,490,684.40	45.44%	(1)	4.9200	(0.001500)
							Mobile Home Park	1	4,191,497.65	54.56%	(1)	5.0500	2.669200
Nevada	1	4,191,497.65	54.56%	(1)	5.0500	2.669200
							Multi-Family	1	3,490,684.40	45.44%	(1)	4.9200	(0.001500)
Totals	2	7,682,182.05	100.00%	(1)	4.9909	1.455668
							Totals	2	7,682,182.05	100.00%	(1)	4.9909	1.455668

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	1	3,490,684.40	45.44%	(1)	4.9200	(0.001500)	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	4,191,497.65	54.56%	(1)	5.0500	2.669200	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	7,682,182.05	100.00%	(1)	4.9909	1.455668	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	2	7,682,182.05	100.00%	(1)	4.9909	1.455668
								Totals	2	7,682,182.05	100.00%	(1)	4.9909	1.455668
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	7,682,182.05	100.00%	(1)	4.9909	1.455668	300 months or less	2	7,682,182.05	100.00%	(1)	4.9909	1.455668
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	2	7,682,182.05	100.00%	(1)	4.9909	1.455668
	Totals	2	7,682,182.05	100.00%	(1)	4.9909	1.455668
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	1	4,191,497.65	54.56%	(1)	5.0500	2.669200	79 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	3,490,684.40	45.44%	(1)	4.9200	(0.001500)	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	7,682,182.05	100.00%	(1)	4.9909	1.455668
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
12	301821012	RT	Chicago	IL	Actual/360	4.860%	92,693.96	22,149,094.34	0.00	N/A	04/01/24	--	22,149,094.34	0.00	04/01/24
14	301821014	RT	Chicago	IL	Actual/360	5.000%	72,498.32	16,838,318.82	0.00	N/A	04/01/24	--	16,838,318.82	0.00	04/01/24
19	301821019	RT	Ephrata	PA	Actual/360	4.820%	57,932.10	13,957,674.08	0.00	N/A	04/01/24	--	13,957,674.08	0.00	04/01/24
38	301821038	MH	Carson City	NV	Actual/360	5.050%	18,267.49	9,266.47	0.00	N/A	03/01/24	--	4,200,764.12	4,191,497.65	02/01/24
42	301821042	MF	South Bend	IN	Actual/360	4.920%	14,817.36	6,726.33	0.00	N/A	03/01/24	--	3,497,410.73	3,490,684.40	05/01/23
Totals							256,209.23	52,961,080.04	0.00				60,643,262.09	7,682,182.05
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,835,893.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,273,848.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	780,008.02	668,212.72	01/01/23	09/30/23	--	0.00	0.00	27,441.86	27,466.11	1,723.36	0.00
42	43,645.00	2,560.75	01/01/23	03/31/23	--	0.00	0.00	21,467.01	235,973.03	0.00	0.00
Totals	3,933,394.02	670,773.47				0.00	0.00	48,908.88	263,439.14	1,723.36	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.990930%	4.715470%	(1)
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	14,848,416.29	4.906288%	4.849092%	1
02/16/24	0	0.00	0	0.00	1	3,505,062.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.914136%	4.874111%	1
01/18/24	0	0.00	0	0.00	1	3,511,728.36	0	0.00	0	0.00	0	0.00	0	0.00	3	15,774,505.22	4.924823%	4.893375%	2
12/15/23	0	0.00	0	0.00	1	3,518,365.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836491%	4.807210%	3
11/17/23	0	0.00	0	0.00	1	3,525,455.23	0	0.00	0	0.00	0	0.00	0	0.00	1	58,360,532.64	5.036321%	5.008763%	3
10/17/23	0	0.00	0	0.00	1	3,532,034.87	0	0.00	0	0.00	0	0.00	0	0.00	3	152,908,835.75	5.057637%	5.030635%	4
09/15/23	0	0.00	0	0.00	1	3,539,068.38	0	0.00	0	0.00	0	0.00	0	0.00	2	31,876,314.43	4.851454%	4.824909%	5
08/17/23	0	0.00	1	3,545,590.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.876045%	4.849589%	6
07/17/23	1	3,552,085.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.876467%	4.851435%	7
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.883290%	4.858248%	7
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.883694%	4.858653%	8
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
38	301821038	02/01/24	1	5	27,441.86	27,466.11	1,723.36	4,211,166.82	03/12/24	13
42	301821042	05/01/23	10	5	21,467.01	235,973.03	248,200.24	3,565,474.87	07/19/23	2
Totals					48,908.88	263,439.14	249,923.60	7,776,641.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

	Total		Performing	Non-Performing	REO/Foreclosure

Past Maturity		7,682,182	0	7,682,182		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	7,682,182	0	4,191,498	0	3,490,684	0
Mar-24	60,643,262	52,945,087	4,200,764	0	3,497,411	0
Feb-24	125,103,404	117,814,822	0	3,783,518	3,505,063	0
Jan-24	146,618,211	143,106,482	0	0	3,511,728	0
Dec-23	215,150,829	211,632,463	0	0	3,518,366	0
Nov-23	329,035,667	325,510,212	0	0	3,525,455	0
Oct-23	401,147,166	397,615,131	0	0	3,532,035	0
Sep-23	570,886,354	567,347,286	0	0	3,539,068	0
Aug-23	622,618,285	619,072,695	0	3,545,591	0	0
Jul-23	623,619,471	620,067,386	3,552,085	0	0	0
Jun-23	639,623,758	639,623,758	0	0	0	0
May-23	640,636,862	640,636,862	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
38	301821038	4,191,497.65	4,211,166.82	8,850,000.00	01/15/14	661,462.72	2.66920	09/30/23	03/01/24	238
42	301821042	3,490,684.40	3,565,474.87	3,220,000.00	08/29/23	(101.75)	(0.00150)	03/31/23	03/01/24	239
Totals		7,682,182.05	7,776,641.69	12,070,000.00		661,360.97

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
38	301821038	MH	NV	03/12/24	13

The loan transferred to Special Servicing effective 3/12/2024 for maturity default. The subject is a 180-pad mobile home park located in Carson City, NV developed in 1975. Files are currently under review to determine workout strategies.

42	301821042	MF	IN	07/19/23	2

Loan transferred to Special Servicing on 7/19/2023 for imminent monetary default. The loan is secured by 2 multifamily (student housing) properties located in South Bend, IN. Both properties were constructed in 2012. An August 2023 inspection found the property to be in good overall condition. A Receiver was appointed on 8/9/23. As of February 2024, the property is 11% occupied. On 2/23/24, the Borrower filed Chapter 11 bankruptcy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	301821008	19,883,584.41	5.43000%	19,883,584.41	5.43000%	10	05/01/20	05/01/20	06/11/20
8	301821008	0.00	5.43000%	0.00	5.43000%	10	06/11/20	05/01/20	05/01/20
9	301821009	14,460,789.16	5.43000%	14,460,789.16	5.43000%	10	05/01/20	05/01/20	06/11/20
9	301821009	0.00	5.43000%	0.00	5.43000%	10	06/11/20	05/01/20	05/01/20
42	301821042	0.00	4.92000%	0.00	4.92000%	8	06/01/22	06/01/22	--
Totals		34,344,373.57		34,344,373.57
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	301821023 10/17/17	10,616,896.30	13,270,000.00	13,029,544.19	2,412,647.89	13,029,544.19	10,616,896.30	0.00	0.00	0.00	0.00	0.00%
39	301821039 03/15/24	3,783,518.41	6,775,000.00	3,855,269.23	304,405.27	3,855,269.23	3,550,863.96	232,654.45	0.00	0.00	232,654.45	5.12%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,400,414.71	20,045,000.00	16,884,813.42	2,717,053.16	16,884,813.42	14,167,760.26	232,654.45	0.00	0.00	232,654.45

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/24	0.00	108,152.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	301821023	10/17/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	301821039	03/15/24	0.00	0.00	232,654.45	0.00	0.00	232,654.45	0.00	0.00	232,654.45
Current Period Totals			0.00	108,152.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	108,152.92	232,654.45	0.00	0.00	232,654.45	0.00	0.00	232,654.45

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
38	0.00	0.00	583.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	752.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,336.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,336.35

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26